Shareholders' Equity (Details) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 16, 2022	Sep. 14, 2020	Sep. 16, 2022	Nov. 24, 2021	Oct. 25, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Shares authorized (in Shares)							1,000,000,000
Common stock par value							$ 0.0001
Stock price per share							$ 10
Legacy rumble common stock description					October 25, 2021, Legacy Rumble effected a stock split of the then outstanding Legacy Rumble common and preference shares at a ratio of 1,000-to-1. Stockholders received a whole share for fractional shares (if applicable) and the par value per common stock remains unchanged. A proportionate adjustment was made to the maximum number of shares issuable under the stock option plan, as amended.
Additional shares (in Shares)							1,963,750
Target percentage						100.00%
Expiration term							20 years
Weighted-average period							2 years 2 months 8 days	2 years 3 months 25 days
Operating expenses (in Dollars)							$ 75,033,662	$ 19,978,776
Unrecognized compensation cost (in Dollars)							$ 4,231,026	$ 141,672
Weighted average fair value							$ 0.8	$ 0.73
Class D Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock shares issued (in Shares)							110,000,000
Common stock par value							$ 0.0001
Stock price per share							$ 11.2663
Aggregate price (in Dollars)							$ 1,000,000
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares issued (in Shares)							20,000,000
Preferred stock par value							$ 0.0001
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Convertible percenatge		5.00%
Warrant exercise price		$ 0.01
Additional paid-in capital (in Dollars)								$ 731,281
Stock Options [Member]
Shareholders' Equity (Details) [Line Items]
Target percentage						100.00%	100.00%
Cost of revenue (in Dollars)							$ 31,710
Operating expenses (in Dollars)							$ 188,416	$ 1,358,868
Qualifying transaction term							5 years
Stock Options [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Closing price							$ 15
Stock Options [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Closing price							$ 17.5
Class A Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock shares issued (in Shares)							700,000,000
Common stock par value							$ 0.0001
Exchanged shares (in Shares)			45,647,873
Qualifying transaction, description			On September 16, 2022, in connection with the Qualifying Transaction, the following transactions occurred with regards to Class A Common Stock:• All Legacy Rumble shares and warrants held by Non-Electing Shareholders were exchanged for 48,970,404 and 14,153,048 shares of Class A Common Stock, respectively.• CFVI Units in connection with the CFVI Placement Units and FPA were exchanged for 700,000 and 1,875,000 shares of Class A Common Stock, respectively.• The Company issued 8,300,000 Class A Common Stock through the PIPE.• CFVI Units in connection with the Offering were exchanged for 29,969,311 shares of Class A Common Stock.• CFVI Class B Common Stock were exchanged for 7,500,000 shares of Class A Common Stock.
Stock price per share				$ 145.29
Aggregate price (in Dollars)						$ 28,587,396
Share issued (in Shares)				172,070			29,969,311
Gross cash proceeds (in Dollars)				$ 25,000,000
Additional shares (in Shares)						76,412,604
Closing price							$ 17.5
Target percentage						50.00%
Exercise price per share						$ 16.4744
Class A Common Stock [Member] | Class D Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares amount (in Shares)							14,153,048
Class A Common Stock [Member] | Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Exchanged shares (in Shares)			14,153,048
Class A Common Stock [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Closing price						15	$ 15
Share price							15
Common stock, per share						15
Class A Common Stock [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Closing price						17.5
Share price							$ 17.5
Common stock, per share						$ 17.5
Class A Common Stock [Member] | Stock Options [Member]
Shareholders' Equity (Details) [Line Items]
Target percentage						50.00%	50.00%
Common stock, per share						$ 16.4744
Class C Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock shares issued (in Shares)							170,000,000
Common stock par value							$ 0.0001
Exchanged shares (in Shares)			168,762,214
Qualifying transaction, description			On September 16, 2022, in connection with the Qualifying Transaction, the following transactions occurred with regards to Class C Common Stock:• All issued and outstanding Legacy Rumble shares (including Legacy Rumble warrants) held by Electing Shareholders were exchanged for 168,762,214 shares of Class C Common Stock using the Company Exchange Ratio of 24.5713:1.0000 pursuant to the Business Combination Agreement.• Concurrently with the Qualifying Transaction on September 16, 2022, the Company entered into a share repurchase agreement with Mr. Pavlovski. Upon closing of the Qualifying Transaction, the Company repurchased shares of 1,100,000 Class C Common Stock for a total purchase price of $11,000,000. Of the $11,000,000 of proceeds, Mr. Pavlovski reinvested $1,000,000 to pay the purchase price for the Company’s Class D Common Stock.
Class C Common Stock [Member] | Class D Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares amount (in Shares)
Class B Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Exchanged shares (in Shares)			3,322,531
Expiration term		20 years
Shares issued (in Shares)								10,625
Class B Common Stock [Member] | Class D Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares amount (in Shares)
RSU [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued (in Shares)							1,100,000
Fair value of restricted stock unit (in Dollars)								$ 110,838
Shares amount (in Shares)	448,098
Restricted stock units (in Dollars)							$ 17,993,838
Vesting period							4 years
Unrecognized compensation cost (in Dollars)						$ 16,280,561
Weighted-average period						2 years 8 months 8 days
Cost of revenue (in Dollars)							$ 218,071
Operating expenses (in Dollars)							$ 1,495,206	$ 44,776
Mr. Pavlovski [Member] | Class D Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Stock issued (in Shares)							105,782,403
Sponsor [Member] | Class A Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Qualifying transaction, description							The term is five years from the closing of the Qualifying Transaction. If there is a change in control within the five-year period following the closing of the Qualifying Transaction that results in a per share price equal to or in excess of the $15.00 and $17.50 share price milestones not previously met, then the Company shall issue the earnout shares to the Sponsor.